Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of Accompanying Consolidated Balance Sheets of Accrued and Other Liabilities
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2024	December 31, 2025
Vessel operating and voyage expenses	1,120,916	637,355
Administrative expenses	151,179	273,846

Total	1,272,095	911,201